BARON

FUNDS®

BARON SELECT FUNDS®

Supplement to the Statement of Additional Information dated April 30, 2025

Effective immediately, the following information supersedes and replaces the information contained in the sections “MANAGEMENT OF THE FUNDS – Board of Trustees and Officers,” “Compensation,” “Board Committees” and “Trustee Ownership of Fund Shares.”

Board of Trustees and Officers.

The Board’s role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust, primarily the Adviser and its affiliates, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, cybersecurity risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Adviser. The Board’s Audit Committee (which consists of three trustees who are not affiliated with the Adviser (“Independent Trustees”)) and counsel to the Independent Trustees meet regularly with the Trust’s independent registered public accounting firm and the Trust’s Chief Financial Officer. The Board also receives periodic presentations from senior personnel of the Adviser or its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas, such as business continuity, anti-money laundering, personal trading, valuation, credit, investment research and securities lending. The Board has adopted policies and procedures designed to address certain risks to the Funds. In addition, the Adviser and other service providers to the Funds have adopted a variety of policies, procedures and controls designed to address particular risks to the Funds. However, it is not possible to eliminate all of the risks applicable to the Funds. The Board also receives reports from counsel to the Adviser and the Board’s own independent legal counsel regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Trust’s investments or activities.

The 1940 Act requires that at least 40% of the Funds’ trustees not be “interested persons” (as defined in the 1940 Act) of the Funds, and to rely on certain exemptive rules under the 1940 Act, a majority of the Funds’ trustees must not be interested persons of the Funds. For certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Trustees who are Independent Trustees. Currently, seven of the Trustees are not interested persons of the Trust (as such, the Trustees are not affiliated with the Adviser). The Chairman of the Board, Thomas Folliard, is an Independent Trustee who chairs meetings or executive sessions of the Board, reviews and comments on Board meeting agendas, represents the views of the Independent Trustees to management and facilitates communication among the Independent Trustees and their independent legal counsel. The Board has determined that its leadership structure, in which the Chairman of the Board is an Independent Trustee, is appropriate in light of the services that the Adviser and its affiliates provide to the Trust and potential conflicts of interest that could arise from these relationships.

Trustees of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships and affiliations for the past five years, are shown below. Each Trustee serves as Trustee of a Fund until its termination; until the Trustee’s retirement, resignation or death; or as otherwise specified in the Trust’s organizational documents. Unless otherwise noted, the address of each Executive Officer and Trustee is Baron Select Funds, 767 Fifth Avenue, 49th Floor, New York, NY 10153. All Trustees listed below, whether Interested or Independent, serve as Trustees for the Trust. The “Firm” means Baron Capital Group, Inc. (“BCG”) along with its subsidiaries BCI, Baron Capital Management, Inc. (“BCM”) and BAMCO. Each Independent Trustee has served as a Trustee or as an Advisory Board Member for more than the past five years

Name (Year of Birth) & Address(1)	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Ronald Baron (1943)(2),(3)	Chief Executive Officer, Trustee and Portfolio Manager	Since 2003	Director, Chairman and CEO: the Firm (1982-Present); CEO, Trustee and Portfolio Manager: Baron Investment Funds Trust (1987-Present); CEO, Trustee and Portfolio Manager: Baron Select Funds (2003-Present); Portfolio Manager: Baron USA Partners Fund Ltd. (1994-Present), Baron Capital UCITS ICAV (2023-Present).	19	None

David Baron(3),(7) (1980)	Co-President and Trustee	Since 2025	Trustee (2025-Present); Co-President (2024-Present): the Firm, Baron Investment Funds Trust and Baron Select Funds; Analyst: the Firm (2005-Present); Portfolio Manager: Baron Focused Growth Fund (2018-Present); Director: the Firm (2017-Present), Baron Capital Management UK Limited (2019-Present).	19	None

Name (Year of Birth) & Address(1)	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Michael Baron(3),(7) (1981)	Co-President and Trustee	Since 2025	Trustee (2025-Present); Co-President (2024-Present): the Firm, Baron Investment Funds Trust and Baron Select Funds; Analyst: the Firm (2004-Present); Portfolio Manager: Baron Partners Fund (2018-Present) and Baron WealthBuilder Fund (2020-Present); Director: the Firm (2017-Present), Baron Capital Management UK Limited (2019-Present), Baron Capital Management (DIFC) Limited (2025-Present).	19	None

Independent Trustees
Thomas J. Folliard (1965)(4),(5),(6)	Chairman and Trustee	Since 2017	Non-Executive Chair of the Board: CarMax, Inc. (2016-Present); Non-Executive Chair of the Board: PulteGroup, Inc. (2023-Present).	19	Non-Executive Chair of the Board (2023-Present), Director (2012-2023: PulteGroup, Inc.; Non-Executive Chair of the Board: CarMax, Inc. (2016-Present)

Abraham (Avi) Nachmany (1952)(5),(6)	Trustee	Since 2019	Independent mutual fund industry consultant (2016-Present).	19	None

Name (Year of Birth) & Address(1)	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David A Silverman, MD (1950)(5),(6)	Trustee	Since 2003	Physician and Faculty: New York University School of Medicine (1976-Present); President: Harley Street Medical (2021-Present).	19	None

Anita James Rival (1964)(5),(6)	Trustee	Since 2013	Advisory Board Member: ValueAct Capital, LLC (2014-Present); Advisory Board Member: Impala Asset Management, LLC (2014-2022).	19	Director: Golub Capital BDC, Inc. (2011-Present); Director: Golub Capital BDC 3, Inc. (2017-Present); Director: Golub Capital BDC 4, Inc. (2021-Present); Director: Golub Capital Direct Lending Corporation (2020-Present); Golub Capital Direct Lending Unlevered Corporation (2021-Present); Golub Capital Private Credit Fund (2023-Present)

Marvelle Sullivan (1979)(4),(5),(6)	Trustee	Since 2020	Founder and CEO: Marvelle Co. LLC (2019-Present).	19	None

Errol Taylor (1955)(5),(6)	Trustee	Since 2020	Partner: Milbank LLP (2003-2020).	19	Trustee: New York Law School (2014-Present); Trustee: Clark Atlanta University (2017-Present)

Name (Year of Birth) & Address(1)	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Alejandro (Alex) Yemenidjian (1955)(4),(5),(6)	Trustee	Since 2006	Chairman and CEO: GAST Enterprises, Ltd. (investment company) (2005-Present); Manager: Armenco Capital LLC (investment company) (2013-Present).	19	Director: Guess?, Inc. (2005-Present)

Additional Officers of the Funds

Louis Beasley (1970)	Vice President and Chief Compliance Officer	Since 2014	Vice President and Chief Compliance Officer: the Firm. Baron Investment Funds Trust, Baron Select Funds, Baron USA Partners Fund Ltd. (2014-Present), Baron Emerging Markets Fund Ltd. (2016-Present)	N/A	N/A

Clifford Greenberg (1959)	Senior Vice President and Co-Chief Investment Officer	Since 1997	Director, Senior Vice President and Co-Chief Investment Officer: the Firm (2020-Present); Senior Vice President and Co-Chief Investment Officer: Baron Investment Funds Trust, Baron Select Funds (2020-Present); Portfolio Manager: Baron Small Cap Fund (1997-Present).	N/A	N/A

Name (Year of Birth) & Address(1)	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Patrick M. Patalino (1968)	Senior Vice President and Chief Operating Officer	Senior Vice President (Since 2024) Chief Operating Officer (Since 2025); Chief Legal Officer (2007-2025); Vice President (2007-2024)	Senior Vice President: the Firm (2024-Present); Chief Operating Officer: the Firm (2025-Present); Vice President: the Firm (2007-2024), General Counsel: the Firm (2007-Present); Senior Vice President: Baron Investment Funds Trust, Baron Select Funds (2024-Present); Vice President: Baron Investment Funds Trust, Baron Select Funds (2007-2024); Chief Legal Officer: Baron Investment Funds Trust, Baron Select Funds; (2007-2025); General Counsel: Baron USA Partners Fund Ltd. (2007-Present), Baron Emerging Markets Fund Ltd. (2016-Present); Director: Baron Capital UCITS ICAV (2023-Present); Director: Baron USA Partners Fund Ltd. (2025-Present); Director: Baron Emerging Markets Fund Ltd. (2025-Present); Baron Capital Management (DIFC) Limited (2025-Present).	N/A	N/A

Name (Year of Birth) & Address(1)	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Andrew Peck (1969)	Senior Vice President and Co-Chief Investment Officer	Since 2003	Director, Senior Vice President and Co-Chief Investment Officer: the Firm (2020-Present); Senior Vice President and Co-Chief Investment Officer: Baron Investment Funds Trust, Baron Select Funds (2020-Present); Portfolio Manager: Baron Asset Fund (2003-Present).	N/A	N/A

Christopher Snively (1984)	Vice President, Chief Financial Officer and Treasurer	Since 2023	Chief Financial Officer: Baron Investment Funds Trust, Baron Select Funds (2024-Present); Vice President: the Firm (2023-Present); Vice President and Treasurer: Baron Investment Funds Trust, Baron Select Funds (2023-Present); Chief Financial Officer: The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Return and Income Fund, Inc. (2016-2023); Director: Lazard Asset Management LLC (2021-2023, previously Senior Vice President).	N/A	N/A

Name (Year of Birth) & Address(1)	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Kristine Treglia (1978)	Vice President, Chief Legal Officer, and Secretary	Vice President (Since 2013); Chief Legal Officer and Secretary (Since 2025); Associate General Counsel (2013-2025); Senior Counsel (2006-2013)	Chief Legal Officer: the Firm, Baron Investment Funds Trust, Baron Select Funds, Baron USA Partners Fund Ltd., Baron Emerging Markets Fund Ltd. (2025-present); Associate General Counsel: the Firm, Baron Emerging Markets Fund Ltd. (2016-Present, previously Senior Counsel), Baron Investment Funds Trust, Baron Select Funds, Baron USA Partners Fund Ltd. (2006-2025, previously Senior Counsel); Vice President: the Firm, Baron Investment Funds Trust, Baron Select Funds (2013- Present); Secretary: the Firm, Baron Investment Funds Trust, Baron Select Funds (2025-Present)	N/A	N/A

(1)	The address of each Trustee and Officer of the Funds is 767 Fifth Avenue, New York, NY 10153.

(2)	Trustees deemed to be “Interested Trustees” by reason of their employment with the Adviser and BCI.

(3)	Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board when the full Board is not in session.

(4)	Members of the Audit Committee.

(5)	Members of the Nominating Committee.

(6)	Members of the Independent Trustees Committee.

(7)	David Baron and Michael Baron are sons of Ronald Baron.

Each Trustee has been a Board member of the Trust and other Baron mutual funds since the date noted above. In addition, the following are among some of the specific experiences, qualifications, attributes or skills that each Trustee possesses supplementing the information provided in the table above. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Adviser and Trust management, service providers and counsel, to exercise effective business judgment in the performance of their duties; the Board believes that its members satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional practice (e.g., medicine, accounting or law), public service or academic positions; experience from service as a board member (including the Board of the Trust) or executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. The charter for the Board’s Nominating Committee contains certain other factors considered by the Committee in identifying and evaluating potential Board member nominees. To assist them in evaluating matters under federal and state law, the Trustees are counseled by their own independent legal counsel, who participates in Board meetings and interacts with the Adviser. The Trustees also may benefit from information provided by the Trust’s or the Adviser’s counsel. Counsel to the Independent Trustees has significant experience advising funds and fund board members. The Audit Committee of the Board and their independent legal counsel meet regularly with the Trust’s independent registered public accounting firm, and the Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

Ronald Baron – In addition to his tenure as a Trustee of the Trust, Mr. Baron is the Chief Executive Officer of the Trust, having served as Chief Investment Officer of the Trust since its inception in April 2003 to February 2020, as well as the portfolio manager of Baron Partners Fund, Baron Focused Growth Fund and Baron WealthBuilder Fund, each a series of the Trust, and Baron Growth Fund, a series of Baron Investment Funds Trust. Mr. Baron was also the portfolio manager of Baron Asset Fund from its inception until 2003 and then the co-portfolio manager of Baron Asset Fund from 2003 until

January of 2008. Mr. Baron has over 54 years of experience as a Wall Street analyst and has managed money for others for over 49 years.

Michael Baron – Mr. Michael Baron has served as a Trustee and Co-President of the Trust since August 2025. In addition to his tenure as Trustee and Co-President of the Trust, Mr. Michael Baron has also served as a Trustee of the Baron mutual funds since 2025 and has been the co-portfolio manager of Baron Partners Fund and Baron WealthBuilder Fund, each a series of the Baron Select Funds, since August 2018 and December 2020, respectively. Mr. Michael Baron joined Baron Capital in September 2004 as a research analyst and became co-president in 2024. From 2003 to 2004, he worked at Glenhill Capital as a research analyst.

David Baron – Mr. David Baron has served as a Trustee and Co-President of the Trust since August 2025. In addition to his tenure as Trustee and Co-President of the Trust, Mr. David Baron has also served as a Trustee of the Baron mutual funds since 2025 and has been the co-portfolio manager of Baron Focused Growth Fund, a series of the Baron Select Funds, since August 2018. Mr. David Baron joined Baron Capital in July 2005 as a research analyst and became co-president in 2024. From 2002 to 2005, he worked at Jefferies Group as a gaming analyst.

Thomas J. Folliard – Mr. Folliard has been a Trustee of the Trust and the Board of the mutual funds of Baron Investment Funds Trust for seven years and became Chairman of the Trust in 2024. In addition to his tenure as Chairman and Trustee of the Baron mutual funds, Mr. Folliard has served as the non-executive chair of the CarMax, Inc. board of directors since August 2016. He joined CarMax in 1993 as senior buyer and became director of purchasing in 1994. He was promoted to vice president of merchandising in 1996, senior vice president of store operations in 2000 and executive vice president of store operations in 2001. Mr. Folliard served as president and chief executive officer of CarMax from 2006 to February 2016 and retired as chief executive officer in August 2016. Mr. Folliard has served on the board of PulteGroup, Inc. from 2012 to the present and became Non-Executive Chairman in January 2023.

Anita James Rival – Ms. Rival has been a Trustee of the Trust and the Board of the mutual funds of Baron Investment Funds Trust for over 11 years. In addition to her tenure as a Trustee of the Baron mutual funds, Ms. Rival serves on the boards of Golub Capital BDC, Inc., Golub Capital BDC 3, Inc.,

Golub Capital BDC 4, Inc., Golub Capital Direct Lending Corporation, Golub Capital Private Credit Fund and Golub Capital Direct Lending Unlevered Corporation. She has served as an Advisory Board member of Value Act Capital, LLC since 2014. Ms. Rival was previously a Director of Trian Investors 1 Limited, an Advisory Board Member of Impala Asset Management, LLC and a senior advisor to Magnetar Capital, a multi-strategy hedge fund. Ms. Rival was a partner and portfolio manager of Harris Alternatives, LLC, and its predecessor, Harris Associates, L.P., from 1999 until her retirement in 2009.

David A. Silverman, MD – Dr. Silverman has been a Trustee of the Trust and of the Board of the mutual funds of Baron Investment Funds Trust for more than two decades. In addition to his tenure as a Trustee of the Baron mutual funds, Dr. Silverman was a Director of the New York Blood Center from 1999 to 2008. He has been attending physician at NYU/Langone Medical Center and a member of the faculty of the New York University School of Medicine since 1976. He has been President of Harley Street Medical, P.C. since 2021.

Alejandro (Alex) Yemenidjian – Mr. Yemenidjian has been a Trustee of the Trust for over 18 years and the Board of the mutual funds of Baron Investment Funds Trust for over 19 years. In addition to his tenure as a Trustee of the Baron mutual funds, Mr. Yemenidjian is Chairman of the Board and Chief Executive Officer of GAST Enterprises, Ltd. (investment company), and is Non-Executive Chairman of the Board and chairman of the compensation committee of Guess?, Inc. (clothing retailer). He served as a Director of Regal Entertainment Group (movie theatre operator), a public company, from 2005 to 2018, and was the Chairman and CEO of Tropicana Las Vegas, a hotel and casino company, from 2009 to 2015. Mr. Yemenidjian also previously served as Chairman & CEO of Metro-Goldwyn-Meyer, Inc. and as President of MGM Resorts International. Mr. Yemenidjian is a CPA and has experience preparing, auditing, analyzing, and evaluating financial statements.

Abraham (Avi) Nachmany – Mr. Nachmany was an Advisory Board Member of the Trust and the Board of the Baron mutual funds of Baron Investment Funds Trust from May of 2019 to May of 2020 and has been a Trustee of the Trust and the Board of the Baron mutual funds of Baron Investment Funds Trust since May of 2020. In addition to his tenure as a Trustee of the Baron mutual funds, Mr. Nachmany is currently an independent mutual fund industry consultant and advisor. In 1986, he co-founded Strategic Insight, a thought leadership and business intelligence firm for mutual fund industry leaders, where he served in various capacities until his retirement in 2015 (including Director of Research for over 20 years).

Marvelle Sullivan – Mrs. Sullivan was an Advisory Board Member of the Trust and the Board of the Baron mutual funds of Baron Investment Funds Trust from February of 2020 to May of 2020 and has been a Trustee of the Trust and the Board of the Baron mutual funds of Baron Investment Funds Trust since May of 2020. In addition to her tenure as a Trustee of the Baron mutual funds, Ms. Sullivan is the founder and CEO of Marvelle Co., a global firm that specializes in activating strategic imperatives and transformative growth through business model innovation and sophisticated deal-making, with a focus on healthcare and technology. Prior to launching MCo, she was a Managing Director at J.P. Morgan in New York, where she forged the U.S. healthcare venture, Haven, among J.P. Morgan, Berkshire Hathaway and Amazon. She previously spent over a decade with Novartis at its headquarters in Switzerland, where, as Global Head of M&A, she was responsible for over $100 billion of transactions, including Novartis’ large-scale and multi-transaction Portfolio Transformation, and represented Novartis on the Board of its Consumer Health JV with GSK. Earlier in her career, she specialized in capital markets and M&A as an associate at the London office of the “magic circle” law firm, Allen & Overy. She also currently serves as a Board member of the London School of Economics (LSE) North American Advisory Board.

Errol Taylor – Mr. Taylor has been a Trustee of the Trust and the Board of mutual funds of the Baron Investment Funds Trust since December of 2020. Mr. Taylor is a former partner of Milbank LLP, where he led the biopharma intellectual property law practice and chaired the Diversity Committee. Prior to joining Milbank, Mr. Taylor served on the executive committee of Fitzpatrick, Cella, Harper and Scinto LLP. Before becoming a lawyer, Mr. Taylor worked as a scientist conducting preclinical research for Bristol-Myers Squibb Company. Mr. Taylor specializes in advising companies regarding complex technology protection and transactions and has decades of experience representing companies in multinational technology litigation. He has served as lead counsel in litigations regarding some of the world’s largest pharmaceutical products. Mr. Taylor is an adjunct professor of law at New York Law School, and currently serves on the boards of Clark Atlanta University and New York Law School.

The Board believes that the foregoing specific experiences, qualifications, attributes and skills of each Trustee have prepared them to be effective

Trustees. The Board also believes that such qualities demonstrate that its members have the ability to exercise effective business judgment in the performance of their duties

Compensation.

Baron Select Funds and Baron Investment Funds Trust (the “Fund Complex”) pay each Independent Trustee annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Board. Specifically, each Independent Trustee receives an annual base compensation of $215,000 with the Chairman of the Trust receiving an additional $50,000. An additional $60,000 per annum is paid to each Independent Trustee for attendance at the quarterly meetings of the Board. Each member of the Audit Committee receives an additional $12,500 in annual compensation for serving on the Audit Committee. An additional $12,500 per annum is paid to the Audit Committee Chairperson. The Interested Trustees and Officers receive no direct remuneration in such capacity from the Funds.

The Trustees of the Funds received the following compensation from the Funds for the fiscal year ended December 31, 2024 and from the Fund Complex for the calendar year ended December 31, 2024:

Name	Aggregate Compensation From the Funds	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Trustees
Interested Trustees:
Ronald Baron	$0	N/A	N/A	$0
David Baron*	$0	N/A	N/A	$0
Michael Baron*	$0	N/A	N/A	$0

Independent Trustees:
Raymond Noveck**	$139,055	N/A	N/A	$319,809
Anita James Rival	$119,625	N/A	N/A	$275,000
David Silverman	$119,625	N/A	N/A	$275,000
Alex Yemenidjian	$125,046	N/A	N/A	$287,500
Thomas Folliard	$129,548	N/A	N/A	$297,883
Abraham (Avi) Nachmany	$119,625	N/A	N/A	$275,000
Marvelle Sullivan	$119,625	N/A	N/A	$275,000
Errol Taylor	$119,625	N/A	N/A	$275,000

*	David Baron and Michael Baron began serving as Trustees effective August 5, 2025.

**	Mr. Noveck retired as of December 31, 2024.

Board Committees.

The Board has established four committees: Audit; Executive; Nominating; and Independent. The Audit Committee recommends to the full Board the engagement or discharge of the Funds’ independent accountants; directs investigations into matters within the scope of the independent accountants’ duties; reviews with the independent accountants the results of the audit; and reviews the independence of the independent accountants. The Audit Committee is currently comprised of the following members: Alex Yemenidjian, Thomas Folliard, and Marvelle Sullivan. The Audit Committee met three times during the fiscal year ended December 31, 2024.

The Executive Committee is empowered to exercise all of the powers, including the power to declare dividends, of the full Board when the full Board is not in session. The Executive Committee is currently comprised of the following members: Ronald Baron, David Baron and Michael Baron. Members of the Executive Committee serve on the committee without compensation. The Executive Committee met four times during the fiscal year ended December 31, 2024.

The Nominating Committee recommends to the full Board those persons to be nominated for election as Trustees by shareholders and selects and proposes nominees for election by Trustees between shareholders’ meeting. The Nominating Committee does not normally consider candidates proposed by shareholders for election as Trustees. The Nominating Committee is currently comprised of all Independent Trustees. Members of the Nominating Committee serve on the committee without compensation. The Nominating Committee did not meet during the fiscal year ended December 31, 2024.

The Independent Committee discusses various Fund matters, including the advisory agreement and distribution plan. The Independent Committee is comprised of all Independent Trustees. Members of the Independent Committee serve on the committee without compensation. The Independent Committee met four times during the fiscal year ended December 31, 2024.

Trustee Ownership of Fund Shares.

The following table shows the dollar range of shares beneficially owned by each Trustee as of December 31, 2024:

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustees:
Ronald Baron

Baron Partners Fund

Baron Focused Growth Fund

Baron International Growth Fund

Baron Real Estate Fund

Baron Emerging Markets Fund

Baron Global Advantage Fund

Baron Real Estate Income Fund

Baron Health Care Fund

Baron FinTech Fund

Baron India Fund

Baron Technology Fund

	>$100,000 >$100,000 >$100,000 >$100,000 >$100,000 >$100,000 >$100,000 >$100,000 >$100,000 >$100,000 >$100,000	>$100,000
David Baron*

Baron Partners Fund

Baron Focused Growth Fund

Baron International Growth Fund

Baron Real Estate Fund

Baron Emerging Markets Fund

Baron Global Advantage Fund

Baron Real Estate Income Fund

Baron Health Care Fund

Baron FinTech Fund

Baron India Fund

Baron Technology Fund

	>$100,000 >$100,000 >$100,000 >$100,000 >$100,000 $50,001-$100,000 $10,001-$50,000 $50,001-$100,000 $50,001-$100,000 $10,001-$50,000 $0	>$100,000
Michael Baron*

Baron Partners Fund

Baron Focused Growth Fund

Baron International Growth Fund

Baron Real Estate Fund

Baron Emerging Markets Fund

Baron Global Advantage Fund

Baron Real Estate Income Fund

Baron Health Care Fund

Baron FinTech Fund

Baron India Fund

Baron Technology Fund

	>$100,000 >$100,000 >$100,000 >$100,000 >$100,000 >$100,000 >$100,000 $10,001-50,000 $10,001-$50,000 $0 $0	>$100,000

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees:
Raymond Noveck**

Baron Partners Fund

Baron Focused Growth Fund

Baron International Growth Fund

Baron Real Estate Fund

Baron Emerging Markets Fund

Baron Global Advantage Fund

Baron Real Estate Income Fund

Baron Health Care Fund

Baron FinTech Fund

Baron India Fund

Baron Technology Fund

	>$100,000 $0 $50,001-$100,000 >$100,000 $0-$10,000 $0 $0 $0 $0 $0 $0	>$100,000
Anita James Rival

Baron Partners Fund

Baron Focused Growth Fund

Baron International Growth Fund

Baron Real Estate Fund

Baron Emerging Markets Fund

Baron Global Advantage Fund

Baron Real Estate Income Fund

Baron Health Care Fund

Baron FinTech Fund

Baron India Fund

Baron Technology Fund

	$0 >$100,000 $0 $0 $0 $0 $0 $0 $0 $0 $0	>$100,000

*	David Baron and Michael Baron began serving as Trustees effective August 5, 2025.

**	Mr. Noveck retired as of December 31, 2024.

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
David Silverman

Baron Partners Fund

Baron Focused Growth Fund

Baron International Growth Fund

Baron Real Estate Fund

Baron Emerging Markets Fund

Baron Global Advantage Fund

Baron Real Estate Income Fund

Baron Health Care Fund

Baron FinTech Fund

Baron India Fund

Baron Technology Fund

	>$100,000 $0 $0 $0 $0 $0 $0 $0 $0 $0 $0	>$100,000
Alejandro (Alex) Yemenidjian

Baron Partners Fund

Baron Focused Growth Fund

Baron International Growth Fund

Baron Real Estate Fund

Baron Emerging Markets Fund

Baron Global Advantage Fund

Baron Real Estate Income Fund

Baron Health Care Fund

Baron FinTech Fund

Baron India Fund

Baron Technology Fund

	$0 $0 $0 $0 $0 $0 $0 $0 $0 $0 $0	>$100,000
Thomas Folliard

Baron Partners Fund

Baron Focused Growth Fund

Baron International Growth Fund

Baron Real Estate Fund

Baron Emerging Markets Fund

Baron Global Advantage Fund

Baron Real Estate Income Fund

Baron Health Care Fund

Baron FinTech Fund

Baron India Fund

	$0 $0 $0 $0 $0 $0 $0 >$100,000 $0 $0	>$100,000

Name of Trustee		Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Abraham (Avi) Nachmany

Baron Partners Fund

Baron Focused Growth Fund

Baron International Growth Fund

Baron Real Estate Fund

Baron Emerging Markets Fund

Baron Global Advantage Fund

Baron Real Estate Income Fund

Baron Health Care Fund

Baron FinTech Fund

Baron India Fund

Baron Technology Fund

		>$100,000 $0 $0 $0 $0 $0-$10,000 $0 $0 $0 $0 $0	>$100,000
Marvelle Sullivan	Baron Partners Fund Baron Focused Growth Fund Baron International Growth Fund Baron Real Estate Fund Baron Emerging Markets Fund Baron Global Advantage Fund Baron Real Estate Income Fund Baron Health Care Fund Baron FinTech Fund Baron India Fund	$0 $0 $0 $0 $0 $0 $0 $0 $0 $0	$0
Errol Taylor

Baron Partners Fund

Baron Focused Growth Fund
Baron International Growth Fund

Baron Real Estate Fund

Baron Emerging Markets Fund

Baron Global Advantage Fund

Baron Real Estate Income Fund

Baron Health Care Fund

Baron FinTech Fund

Baron India Fund

Baron Technology Fund

		$0 $0 $0 $0 $0 $0 $0 $0 $0 $0 $0	$50,001-$100,000

The Independent Trustees do not own any securities of the Adviser, the Distributor or any other entity controlling, controlled by or under common control with the Adviser or Distributor.

Dated: August 12, 2025

STICKER-SAISELECT 8/12/2025

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